Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of operating profit (loss) from segments to consolidated [Table] [Table Text Block]
	2015	2014	2013
Segment operating income (loss)	488	(1,736)	(2,755)
Financial income (expense), net	(2,094)	1,771	(901)
Foreign Currency exchange (losses) gains, net	699	(431)	(1,230)
Other income (expense), net	-	-	-
Income tax (expense) credit	(759)	(116)	(135)
Consolidated net loss	(1,667)	(512)	(5,021)

Schedule Of Segment Reporting Information By Segment N [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2015
Sales of goods	4,878	17,027	-	-	21,906
Sales of RPPs & leases	2,908	1,501	-	-	4,408
Sales of spare parts and services	658	5,246	-	-	5,904
Total sales	8,444	23,774	-	-	32,218
External other revenues	32	3	-	-	35
Total revenues	8,476	23,777	-	-	32,253
Total COS	(3,636)	(14,832)	-	-	(18,468)
Gross margin	4,841	8,945	-	-	13,785
R&D	(1,387)	(992)	-	(311)	(2,690)
Selling and marketing expenses	(2,284)	(5,122)	-		(7,406)
G&A	(646)	(1,192)	(1,363)		(3,202)
Total expenses	(4,318)	(7,306)	(1,363)	(311)	(13,298)
Operating income (loss)	523	1,639	(1,363)	(311)	488
Total Assets	9,619	25,818	3,144	-	38,581
Capital expenditures	457	207	-	-	664
Long-lived assets	1,437	3,320	192	-	4,949
Goodwill	645	1,767	-	-	2,412

ScheduleOfSegment Reporting Information By segment N-1 [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2014
Sales of goods	5,270	11,625	-	-	16,895
Sales of RPPs & leases	2,170	1,787	-	-	3,957
Sales of spare parts and services	760	4,640	-	-	5,400
Total sales	8,200	18,052	-	-	26,252
External other revenues	518	15	-	-	533
Total revenues	8,718	18,067	-	-	26,785
Total COS	(3,683)	(11,901)	-	-	(15,584)
Gross margin	5,035	6,166	-	-	11,201
R&D	(1,062)	(646)	-	(1,224)	(2,932)
Selling and marketing expenses	(2,151)	(4,527)	-	-	(6,678)
G&A	(660)	(1,153)	(1,514)	-	(3,328)
Total expenses	(3,874)	(6,326)	(1,514)	(1,224)	(12,937)
Operating income (loss)	1,162	(160)	(1,514)	(1,224)	(1,736)
Total Assets	7,468	20,778	3,715	193	32,154
Capital expenditures	464	569	-	-	1,033
Long-lived assets	1,410	3,300	192	-	4,902
Goodwill	645	1,767	-	-	2,412

Schedule Of Segment Reporting Information By Segment N-2 [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2013
Sales of goods	1,747	13,020	-	-	14,767
Sales of RPPs & leases	2,335	1,588	-	-	3,922
Sales of spare parts and services	1,031	4,344	-	-	5,375
Total sales	5,113	18,952	-	-	24,065
External other revenues	15		-	-	15
Total revenues	5,128	18,952	-	-	24,080
Total COS	(2,490)	(12,271)	-	-	(14,761)
Gross margin	2,638	6,681	-	-	9,319
R&D	(1,097)	(525)	-	(973)	(2,595)
Selling and marketing expenses	(1,587)	(4,692)	-	-	(6,279)
G&A	(657)	(963)	(1,415)	(165)	(3,200)
Total expenses	(3,342)	(6,179)	(1,415)	(1,138)	(12,074)
Operating income (loss)	(704)	502	(1,415)	(1,138)	(2,755)
Total Assets	6,769	18,303	1,692	110	26,874
Capital expenditures	38	720	-	-	758
Long-lived assets	1,251	2,981	202	-	4,434
Goodwill	645	1,767	-	-	2,412